PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

Voya Limited Maturity Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 43 .9%
Basic Materials : 1 .6%
528,000  Air Products and
Chemicals, Inc.,
4.300%,
06/11/2028 $ 529,958
0 .2
173,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 173,707
0 .1
289,000  Eastman Chemical Co.,
5.000%,
08/01/2029 291,745
0 .1
449,000  Ecolab, Inc., 4.300%,
06/15/2028 450,183
0 .2
501,000  EIDP, Inc., 4.500%,
05/15/2026 500,930
0 .2
326,000  Nucor Corp., 4.650%,
06/01/2030 329,291
0 .1
54,000  Nutrien Ltd., 4.900%,
03/27/2028 54,476
0.0
327,000  Nutrien Ltd., 5.200%,
06/21/2027 330,281
0 .1
235,000  Rio Tinto Finance
USA PLC, 4.500%,
03/14/2028 236,198
0 .1
74,000  Rio Tinto Finance
USA PLC, 4.875%,
03/14/2030 75,184
0.0
408,000  Sherwin-Williams Co.,
4.300%,
08/15/2028 407,220
0 .2
259,000  Sherwin-Williams Co.,
4.500%,
08/15/2030 258,602
0 .1
635,000  Steel Dynamics, Inc.,
4.000%,
12/15/2028 628,548
0 .2
4,266,323
1 .6
Communications : 2 .6%
220,000
(1)
Alphabet, Inc., 1.100%,
08/15/2030 193,524
0 .1
740,000  Alphabet, Inc., 3.700%,
02/15/2029 733,795
0 .3
455,000  Alphabet, Inc., 3.875%,
11/15/2028 453,614
0 .2
275,000  Amazon.com, Inc.,
3.900%,
11/20/2028 273,902
0 .1
529,000  Amazon.com, Inc.,
4.000%,
03/13/2029 526,422
0 .2
68,000  AppLovin Corp.,
5.125%,
12/01/2029 68,410
0.0
25,000  AppLovin Corp.,
5.375%,
12/01/2031 25,254
0.0
440,000
(1)
Cisco Systems, Inc.,
4.550%,
02/24/2028 444,641
0 .2
215,000  Cisco Systems, Inc.,
4.750%,
02/24/2030 219,194
0 .1
230,000  Comcast Corp.,
3.400%,
04/01/2030 220,858
0 .1
115,000  Meta Platforms, Inc.,
4.200%,
11/15/2030 113,911
0.0
425,000  Meta Platforms, Inc.,
4.300%,
08/15/2029 426,986
0 .2
216,000
(2)
NBN Co. Ltd., 5.750%,
10/06/2028 223,286
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
418,000
(2)
NTT Finance Corp.,
4.567%,
07/16/2027 $ 419,074
0 .1
232,000
(2)
NTT Finance Corp.,
4.620%,
07/16/2028 232,920
0 .1
423,000  Omnicom Group, Inc.,
4.200%,
03/02/2029 418,589
0 .1
420,000  Rogers
Communications, Inc.,
5.000%,
02/15/2029 424,389
0 .1
835,000  Sprint Capital Corp.,
6.875%,
11/15/2028 883,024
0 .3
391,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 375,188
0 .1
135,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 130,862
0.0
181,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 182,943
0 .1
235,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 233,139
0 .1
7,223,925
2 .6
Consumer, Cyclical : 4 .7%
815,000
(2)
Alimentation Couche-
Tard, Inc., 4.148%,
09/29/2028 809,435
0 .3
240,000  American Honda
Finance Corp., GMTN,
4.450%,
10/22/2027 239,741
0 .1
140,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 138,267
0 .1
428,000
(2)
BMW US Capital LLC,
1.250%,
08/12/2026 423,180
0 .2
259,000
(2)
BMW US Capital LLC,
4.150%,
08/11/2027 258,476
0 .1
162,000
(2)
BMW US Capital LLC,
4.500%,
08/11/2030 160,223
0 .1
195,000  BorgWarner, Inc.,
4.950%,
08/15/2029 197,297
0 .1
425,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 419,625
0 .2
200,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 202,303
0 .1
314,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 313,618
0 .1
226,000  General Motors
Financial Co., Inc.,
5.050%,
04/04/2028 227,994
0 .1
268,000  General Motors
Financial Co., Inc.,
5.400%,
04/06/2026 268,026
0 .1
637,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 651,837
0 .2
345,000  Home Depot, Inc.,
3.750%,
09/15/2028 342,964
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
767,000  Home Depot, Inc.,
4.875%,
06/25/2027 $ 774,583
0 .3
389,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 382,394
0 .1
397,000  Honda Motor Co. Ltd.,
4.436%,
07/08/2028 396,160
0 .1
164,000  Hyatt Hotels Corp.,
5.050%,
03/30/2028 165,432
0 .1
410,000
(2)
Hyundai Capital
America, 4.250%,
09/18/2028 406,370
0 .1
180,000
(2)
Hyundai Capital
America, 4.750%,
04/06/2029 180,103
0 .1
307,000
(1)(2)
Hyundai Capital
America, 5.650%,
06/26/2026 307,848
0 .1
159,000
(2)
Hyundai Capital
America, 5.950%,
09/21/2026 159,995
0 .1
507,000
(2)
Hyundai Capital
America, 6.100%,
09/21/2028 523,690
0 .2
857,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 850,503
0 .3
570,000  Lowe's Cos., Inc.,
4.000%,
10/15/2028 565,529
0 .2
270,000  Marriott International,
Inc., 4.200%,
07/15/2027 269,686
0 .1
260,000  McDonald's Corp.,
4.400%,
02/12/2031 259,345
0 .1
245,000  PACCAR Financial
Corp., 4.000%,
08/08/2028 244,880
0 .1
135,000
(1)
PACCAR Financial
Corp., 4.000%,
09/26/2029 134,164
0.0
360,000  PACCAR Financial
Corp. R, 4.000%,
11/07/2028 358,979
0 .1
658,000  Toll Brothers Finance
Corp., 4.350%,
02/15/2028 655,544
0 .2
506,000  Toyota Motor Credit
Corp., 5.400%,
11/20/2026 510,073
0 .2
125,000  Toyota Motor Credit
Corp., MTN, 4.350%,
10/08/2027 125,419
0.0
424,000  Toyota Motor Credit
Corp. B, 5.000%,
03/19/2027 427,379
0 .2
32,235  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 32,795
0.0
200,000
(2)
Volkswagen Group of
America Finance LLC,
4.550%,
09/11/2028 199,531
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
134,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 $ 132,431
0.0
12,715,819
4 .7
Consumer, Non-cyclical : 6 .2%
305,000  Abbott Laboratories,
4.000%,
03/15/2031 300,235
0 .1
170,000  AbbVie, Inc., 3.200%,
11/21/2029 163,919
0.0
192,000  AbbVie, Inc., 4.800%,
03/15/2029 195,111
0 .1
821,000  Amgen, Inc., 5.150%,
03/02/2028 833,395
0 .3
700,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 703,648
0 .2
201,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 201,383
0 .1
165,000  Cardinal Health, Inc.,
5.000%,
11/15/2029 167,548
0 .1
160,000  Cardinal Health, Inc.,
5.125%,
02/15/2029 162,804
0.0
195,000
(2)
Cargill, Inc., 3.625%,
04/22/2027 194,014
0 .1
236,000  Cigna Group, 2.375%,
03/15/2031 212,103
0 .1
190,000  Cigna Group, 4.500%,
09/15/2030 189,409
0 .1
233,000
(2)
CSL Finance PLC,
3.850%,
04/27/2027 231,774
0 .1
595,000  CVS Health Corp.,
5.400%,
06/01/2029 609,214
0 .2
242,000
(2)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 244,049
0 .1
635,000  Eli Lilly & Co., 4.000%,
10/15/2028 634,400
0 .2
516,000  Eli Lilly & Co., 4.550%,
02/12/2028 520,361
0 .2
112,000  Eli Lilly & Co., 4.750%,
02/12/2030 114,055
0.0
440,000
(2)
EMD Finance LLC,
4.125%,
08/15/2028 438,016
0 .2
296,000
(2)
ERAC USA Finance
LLC, 5.000%,
02/15/2029 300,830
0 .1
192,000  Gilead Sciences, Inc.,
4.800%,
11/15/2029 195,625
0 .1
149,000  GlaxoSmithKline
Capital, Inc., 4.500%,
04/15/2030 149,966
0.0
275,000  HCA, Inc., 5.875%,
02/01/2029 283,062
0 .1
215,000  Hershey Co., 4.750%,
02/24/2030 218,459
0 .1
420,000  Humana, Inc., 5.750%,
03/01/2028 428,408
0 .1
200,000
(2)
Imperial Brands
Finance PLC, 4.500%,
06/30/2028 200,175
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
515,000
(1)
Johnson & Johnson,
4.550%,
03/01/2028 $ 521,215
0 .2
170,000  Laboratory Corp. of
America Holdings,
4.350%,
04/01/2030 168,563
0 .1
426,000
(2)
Mars, Inc., 4.600%,
03/01/2028 428,738
0 .1
121,000
(2)
Mars, Inc., 4.800%,
03/01/2030 122,297
0.0
425,000  McCormick & Co., Inc.,
4.150%,
02/15/2029 420,957
0 .1
108,000  McKesson Corp.,
4.250%,
09/15/2029 107,744
0.0
122,000  Merck & Co., Inc.,
4.150%,
03/15/2031 120,677
0.0
215,000  Novartis Capital Corp.,
3.800%,
09/18/2029 212,256
0 .1
475,000  Novartis Capital Corp.,
4.100%,
03/16/2029 474,498
0 .2
470,000  Novartis Capital Corp.,
4.400%,
03/18/2031 470,003
0 .2
384,000  PepsiCo, Inc., 4.100%,
01/15/2029 383,861
0 .1
248,000
(1)
PepsiCo, Inc., 4.300%,
07/23/2030 248,710
0 .1
505,000  Philip Morris
International, Inc.,
4.125%,
04/28/2028 504,236
0 .2
162,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 164,442
0 .1
205,000  Philip Morris
International, Inc.,
5.125%,
02/13/2031 209,836
0 .1
245,000  Quanta Services, Inc.,
4.300%,
08/09/2028 244,682
0 .1
195,000  Quanta Services, Inc.,
4.750%,
08/09/2027 196,020
0 .1
474,000  Quest Diagnostics, Inc.,
4.600%,
12/15/2027 476,298
0 .2
192,000  RELX Capital, Inc.,
4.750%,
03/27/2030 193,514
0 .1
448,000
(2)
Roche Holdings, Inc.,
5.338%,
11/13/2028 460,909
0 .2
280,000  S&P Global, Inc.,
2.950%,
03/01/2029 269,776
0 .1
519,000  Smith & Nephew PLC,
5.150%,
03/20/2027 521,745
0 .2
88,000  Solventum Corp.,
5.400%,
03/01/2029 90,034
0.0
320,000  Stryker Corp., 3.650%,
03/07/2028 316,652
0 .1
516,000  Stryker Corp., 4.700%,
02/10/2028 520,664
0 .2
95,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 97,498
0.0
544,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 534,289
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
180,000  UnitedHealth Group,
Inc., 4.800%,
01/15/2030 $ 182,193
0 .1
295,000  Zimmer Biomet
Holdings, Inc., 5.050%,
02/19/2030 299,753
0 .1
188,000  Zoetis, Inc., 4.150%,
08/17/2028 187,449
0 .1
17,041,472
6 .2
Energy : 1 .5%
339,000  Chevron USA, Inc.,
4.050%,
08/13/2028 339,472
0 .1
163,000  Chevron USA, Inc.,
4.300%,
10/15/2030 163,467
0 .1
218,000  Chevron USA, Inc.,
4.687%,
04/15/2030 221,457
0 .1
295,000  Diamondback
Energy, Inc., 5.150%,
01/30/2030 301,251
0 .1
520,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 524,211
0 .2
660,000  Enbridge, Inc., 4.600%,
06/20/2028 661,830
0 .2
662,000  Enterprise Products
Operating LLC, 4.300%,
06/20/2028 663,011
0 .3
825,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 812,271
0 .3
84,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 90,369
0.0
270,000  Targa Resources Corp.,
4.350%,
01/15/2029 268,930
0 .1
4,046,269
1 .5
Financial : 14 .6%
360,000
(3)
American Express Co.,
4.351%,
07/20/2029 359,797
0 .1
417,000
(3)
American Express Co.,
5.098%,
02/16/2028 419,325
0 .2
147,000
(3)
American Express Co.,
5.282%,
07/27/2029 149,526
0 .1
515,000
(3)
American Express Co.,
5.389%,
07/28/2027 516,390
0 .2
370,000
(3)
American Express Co.,
5.645%,
04/23/2027 370,380
0 .1
533,000  American Tower Corp.,
3.650%,
03/15/2027 529,295
0 .2
91,000  American Tower Corp.,
5.250%,
07/15/2028 92,594
0.0
71,000  American Tower Corp.,
5.500%,
03/15/2028 72,266
0.0
259,000  Aon North America, Inc.,
5.125%,
03/01/2027 260,389
0 .1
96,000  Aon North America, Inc.,
5.150%,
03/01/2029 98,073
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
238,000  Arthur J Gallagher
& Co., 4.850%,
12/15/2029 $ 240,686
0 .1
367,000
(2)
Aviation Capital
Group LLC, 5.125%,
04/10/2030 369,073
0 .1
246,000
(2)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 237,956
0 .1
600,000  Banco Bilbao Vizcaya
Argentaria SA, 4.150%,
03/03/2029 593,153
0 .2
679,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 673,360
0 .3
481,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 472,689
0 .2
268,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 266,022
0 .1
94,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 93,946
0.0
35,000
(3)
Bank of America Corp.,
4.456%,
02/06/2032 34,569
0.0
127,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 120,851
0.0
271,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 266,906
0 .1
97,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 96,152
0.0
635,000
(1)(3)
Bank of Montreal,
4.062%,
09/22/2028 631,588
0 .2
642,000  Bank of Montreal,
5.300%,
06/05/2026 643,633
0 .2
60,000
(3)
Bank of New York
Mellon, 4.729%,
04/20/2029 60,435
0.0
421,000
(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 421,134
0 .2
180,000
(3)
Bank of Nova Scotia,
4.043%,
09/15/2028 178,924
0 .1
425,000
(3)
Bank of Nova Scotia,
4.247%,
02/02/2030 421,265
0 .2
200,000
(3)
Barclays PLC, 4.476%,
11/11/2029 198,939
0 .1
248,000
(2)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 232,495
0 .1
104,000
(2)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 96,476
0.0
580,000  Brown & Brown, Inc.,
4.700%,
06/23/2028 581,802
0 .2
205,000
(2)(3)
CaixaBank SA, 5.673%,
03/15/2030 210,671
0 .1
143,000
(3)
Canadian Imperial Bank
of Commerce, 4.857%,
03/30/2029 144,232
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
412,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 $ 405,232
0 .2
335,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 340,169
0 .1
335,000
(3)
Capital One Financial
Corp., 5.700%,
02/01/2030 343,737
0 .1
332,000  Charles Schwab Corp.,
5.875%,
08/24/2026 333,952
0 .1
124,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 129,634
0 .1
150,000
(3)
Citigroup, Inc., 2.572%,
06/03/2031 137,538
0 .1
33,000
(3)
Citigroup, Inc., 4.786%,
03/04/2029 33,177
0.0
177,000  CME Group, Inc.,
4.400%,
03/15/2030 177,609
0 .1
210,000
(2)
CNO Global Funding,
4.375%,
09/08/2028 208,296
0 .1
435,000  Cooperatieve
Rabobank UA, 4.800%,
01/09/2029 441,959
0 .2
668,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 662,114
0 .2
245,000
(2)
Corebridge Global
Funding, 4.250%,
08/21/2028 243,371
0 .1
507,000  Crown Castle, Inc.,
5.600%,
06/01/2029 519,121
0 .2
360,000
(3)
Goldman Sachs
Group, Inc., 1.948%,
10/21/2027 355,117
0 .1
740,000
(3)
Goldman Sachs
Group, Inc., 4.148%,
01/21/2029 735,635
0 .3
190,000
(3)
Goldman Sachs
Group, Inc., 4.516%,
01/21/2032 187,160
0 .1
617,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 636,666
0 .2
5,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 5,231
0.0
334,000
(3)
HSBC Holdings PLC,
4.899%,
03/03/2029 335,918
0 .1
905,000  Intercontinental
Exchange, Inc.,
3.950%,
12/01/2028 897,247
0 .3
200,000
(2)
Jackson National
Life Global Funding,
4.550%,
09/09/2030 196,082
0 .1
388,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 382,721
0 .1
518,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 517,171
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
228,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 $ 216,976
0 .1
349,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 344,659
0 .1
538,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 529,505
0 .2
75,000
(3)
JPMorgan Chase & Co.,
3.702%,
05/06/2030 73,163
0.0
345,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 345,475
0 .1
658,000
(3)
JPMorgan Chase & Co.,
4.505%,
10/22/2028 658,038
0 .2
95,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 95,220
0.0
115,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 116,701
0.0
443,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 449,261
0 .2
246,000
(3)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 247,278
0 .1
913,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 924,324
0 .3
80,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 82,465
0.0
515,000
(3)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 519,955
0 .2
532,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 532,666
0 .2
416,000
(3)
Lloyds Banking
Group PLC, 3.574%,
11/07/2028 410,446
0 .2
214,000
(2)
LPL Holdings, Inc.,
4.625%,
11/15/2027 212,521
0 .1
787,000
(1)
Marsh & McLennan
Cos., Inc., 4.550%,
11/08/2027 790,915
0 .3
327,000  Mastercard, Inc.,
4.550%,
03/15/2028 330,130
0 .1
256,000
(3)
Mizuho Financial
Group, Inc., 5.376%,
05/26/2030 261,950
0 .1
568,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 566,432
0 .2
821,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 808,234
0 .3
250,000
(3)
Morgan Stanley,
4.238%,
01/09/2030 247,530
0 .1
190,000
(3)
Morgan Stanley,
4.994%,
04/12/2029 191,766
0 .1
79,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 79,929
0.0
10,000
(3)
Morgan Stanley,
5.073%,
01/30/2037 9,801
0.0
45,000
(3)
Morgan Stanley,
5.173%,
01/16/2030 45,640
0.0
210,000
(3)
Morgan Stanley,
5.192%,
04/17/2031 213,178
0 .1
233,000
(3)
Morgan Stanley,
5.230%,
01/15/2031 236,633
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
9,000
(3)
Morgan Stanley,
5.664%,
04/17/2036 $ 9,222
0.0
81,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 83,141
0.0
545,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 540,053
0 .2
229,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 228,226
0 .1
122,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 123,425
0 .1
282,000
(3)
Morgan Stanley I,
4.133%,
10/18/2029 278,786
0 .1
260,000
(3)
Morgan Stanley Private
Bank NA, 4.213%,
02/08/2030 257,402
0 .1
265,000
(3)
Morgan Stanley Private
Bank NA, 4.734%,
07/18/2031 264,230
0 .1
250,000
(2)
National Securities
Clearing Corp., 4.700%,
05/20/2030 252,529
0 .1
240,000
(2)
NatWest Markets PLC,
5.410%,
05/17/2029 246,445
0 .1
140,000
(2)
Pacific Life Global
Funding II, 2.450%,
01/11/2032 123,981
0 .1
425,000
(3)
PNC Financial Services
Group, Inc., 4.075%,
01/26/2029 422,923
0 .2
296,000
(2)
Principal Life Global
Funding II, 5.100%,
01/25/2029 300,781
0 .1
214,000  Prologis L.P., 4.875%,
06/15/2028 216,622
0 .1
90,000
(2)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 91,749
0.0
570,000
(2)
RGA Global Funding,
4.350%,
08/25/2028 567,345
0 .2
90,000
(3)
Royal Bank of Canada,
4.498%,
08/06/2029 90,020
0.0
304,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 301,472
0 .1
579,000
(3)
Royal Bank of Canada,
GMTN, 4.522%,
10/18/2028 579,840
0 .2
313,000
(1)(3)
Royal Bank of Canada,
GMTN, 4.715%,
03/27/2028 314,219
0 .1
202,000  Royal Bank of Canada,
GMTN, 4.950%,
02/01/2029 205,567
0 .1
95,000
(1)(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 96,224
0.0
434,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 435,397
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
205,000
(2)
Skandinaviska Enskilda
Banken AB, 4.375%,
06/02/2028 $ 205,511
0 .1
175,000
(3)
State Street Corp.,
3.031%,
11/01/2034 164,782
0 .1
340,000
(3)
State Street Corp.,
4.530%,
02/20/2029 341,989
0 .1
372,000  State Street Corp.,
4.536%,
02/28/2028 374,676
0 .1
83,000
(3)
State Street Corp.,
4.543%,
04/24/2028 83,183
0.0
65,000  State Street Corp.,
4.729%,
02/28/2030 65,807
0.0
572,000  Toronto-Dominion
Bank, GMTN, 4.980%,
04/05/2027 576,321
0 .2
691,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 693,979
0 .3
260,000
(3)
Truist Bank I, 4.144%,
01/27/2029 258,695
0 .1
316,000
(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 299,129
0 .1
256,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 262,068
0 .1
270,000
(2)(3)
UBS Group AG,
4.194%,
04/01/2031 264,241
0 .1
155,000
(3)
US Bancorp, 5.046%,
02/12/2031 157,301
0 .1
165,000
(2)
USAA Capital Corp.,
4.375%,
06/01/2028 165,522
0 .1
280,000
(3)
Wells Fargo & Co.,
4.078%,
09/15/2029 276,968
0 .1
64,000
(3)
Wells Fargo & Co.,
4.970%,
04/23/2029 64,562
0.0
365,000
(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 344,427
0 .1
353,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 350,169
0 .1
377,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 373,505
0 .1
416,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 425,603
0 .2
39,698,677
14 .6
Industrial : 4 .2%
219,000  3M Co., 4.800%,
03/15/2030 221,425
0 .1
311,000  AGCO Corp., 5.450%,
03/21/2027 313,183
0 .1
127,000  Amcor Flexibles North
America, Inc., 4.800%,
03/17/2028 127,845
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
127,000  Amcor Flexibles North
America, Inc., 5.100%,
03/17/2030 $ 128,243
0 .1
910,000  Amphenol Corp.,
3.900%,
11/15/2028 903,437
0 .3
527,000  Amphenol Corp.,
4.375%,
06/12/2028 528,635
0 .2
364,000  Caterpillar Financial
Services Corp., 4.400%,
03/03/2028 365,934
0 .1
207,000  Caterpillar Financial
Services Corp., 4.800%,
01/08/2030 211,858
0 .1
190,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 192,338
0 .1
518,000  Eaton Corp., 3.950%,
03/06/2029 512,962
0 .2
250,000  FedEx Corp., 3.250%,
04/01/2026 250,000
0 .1
517,000  GATX Corp., 5.400%,
03/15/2027 520,898
0 .2
305,000  GE Vernova, Inc.,
4.250%,
02/04/2031 301,668
0 .1
221,000  HEICO Corp., 5.250%,
08/01/2028 225,297
0 .1
276,000
(2)
Honeywell Aerospace,
Inc., 4.000%,
03/16/2029 273,494
0 .1
335,000
(2)
Honeywell Aerospace,
Inc., 4.300%,
03/16/2031 331,489
0 .1
250,000  Howmet Aerospace,
Inc., 3.900%,
04/15/2029 246,520
0 .1
523,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 527,718
0 .2
235,000  JB Hunt Transport
Services, Inc., 4.900%,
03/15/2030 237,887
0 .1
345,000  John Deere Capital
Corp., 1.450%,
01/15/2031 303,017
0 .1
380,000  John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 373,998
0 .1
318,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 318,304
0 .1
113,000  Lockheed Martin Corp.,
4.150%,
08/15/2028 113,105
0.0
232,000  Lockheed Martin Corp.,
4.400%,
08/15/2030 232,251
0 .1
118,000
(2)
Molex Electronic
Technologies LLC,
4.750%,
04/30/2028 118,520
0.0
96,000  Northrop Grumman
Corp., 4.650%,
07/15/2030 96,586
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
245,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
01/12/2027 $ 246,356
0 .1
564,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 573,786
0 .2
447,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.050%,
08/01/2028 460,092
0 .2
165,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 167,198
0 .1
518,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 526,383
0 .2
171,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 175,044
0 .1
61,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 62,744
0.0
504,000  Stanley Black &
Decker, Inc., 6.000%,
03/06/2028 519,786
0 .2
646,000  Veralto Corp., 5.500%,
09/18/2026 648,759
0 .2
220,000  Waste Management,
Inc., 1.500%,
03/15/2031 191,256
0 .1
11,548,016
4 .2
Technology : 3 .2%
261,000
(1)
Advanced Micro
Devices, Inc., 4.319%,
03/24/2028 262,732
0 .1
792,000  Analog Devices, Inc.,
4.250%,
06/15/2028 793,376
0 .3
444,000  Broadcom, Inc.,
3.459%,
09/15/2026 443,065
0 .2
360,000
(2)
Broadcom, Inc.,
4.000%,
04/15/2029 356,539
0 .1
145,000  Broadcom, Inc.,
4.800%,
04/15/2028 146,671
0 .1
578,000  Cadence Design
Systems, Inc., 4.200%,
09/10/2027 577,709
0 .2
470,000  Dell International LLC
/ EMC Corp., 4.150%,
02/15/2029 466,187
0 .2
55,000  Dell International LLC
/ EMC Corp., 4.500%,
02/15/2031 54,371
0.0
253,000  Dell International LLC
/ EMC Corp., 4.750%,
04/01/2028 254,875
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
56,000  Dell International LLC
/ EMC Corp., 5.000%,
04/01/2030 $ 56,692
0.0
311,000  Fiserv, Inc., 5.150%,
03/15/2027 312,580
0 .1
444,000  Fiserv, Inc., 5.450%,
03/02/2028 450,519
0 .2
245,000  Hewlett Packard
Enterprise Co., 4.150%,
09/15/2028 243,084
0 .1
395,000  Hewlett Packard
Enterprise Co., 4.550%,
10/15/2029 393,137
0 .1
445,000  IBM International
Capital Pte Ltd.,
4.600%,
02/05/2029 447,974
0 .2
320,000  International Business
Machines Corp.,
4.000%,
02/03/2029 316,833
0 .1
720,000  Oracle Corp., 2.650%,
07/15/2026 716,145
0 .3
375,000  Oracle Corp., 4.550%,
02/04/2029 370,335
0 .1
188,000  Oracle Corp., 4.800%,
08/03/2028 188,110
0 .1
245,000  Roper Technologies,
Inc., 4.250%,
09/15/2028 243,501
0 .1
529,000  Salesforce, Inc.,
4.650%,
03/15/2029 530,179
0 .2
416,000  Synopsys, Inc., 4.650%,
04/01/2028 417,661
0 .1
61,000  Synopsys, Inc., 4.850%,
04/01/2030 61,465
0.0
408,000  VMware, Inc., 1.400%,
08/15/2026 403,753
0 .1
215,000  Workday, Inc., 3.500%,
04/01/2027 213,167
0 .1
8,720,660
3 .2
Utilities : 5 .3%
529,000  Alabama Power Co.,
3.750%,
09/01/2027 525,896
0 .2
305,000  Ameren Corp., 5.700%,
12/01/2026 307,247
0 .1
534,000
(1)
Ameren Illinois Co.,
3.800%,
05/15/2028 529,101
0 .2
393,000  American Electric
Power Co., Inc.,
5.200%,
01/15/2029 401,138
0 .1
471,000
(2)
Capital Power US
Holdings, Inc., 5.257%,
06/01/2028 473,877
0 .2
218,000  CenterPoint Energy
Houston Electric LLC,
4.800%,
03/15/2030 220,911
0 .1
218,000
(1)
Connecticut Light and
Power Co., 4.650%,
01/01/2029 220,026
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
149,000  Consumers Energy Co.,
4.500%,
01/15/2031 $ 149,320
0 .1
188,000  Consumers Energy Co.,
4.900%,
02/15/2029 191,161
0 .1
69,000  DTE Electric Co.,
4.250%,
05/14/2027 69,047
0.0
580,000  DTE Energy Co.,
4.875%,
06/01/2028 585,329
0 .2
323,000  DTE Energy Co.,
5.100%,
03/01/2029 328,485
0 .1
565,000
(2)
Enel Finance
International NV,
4.125%,
09/30/2028 560,463
0 .2
459,000  Eversource Energy,
2.900%,
03/01/2027 453,182
0 .2
711,000  Eversource Energy,
4.750%,
05/15/2026 711,407
0 .3
86,000  Exelon Corp., 5.150%,
03/15/2029 87,666
0.0
245,000  Georgia Power Co.,
4.000%,
10/01/2028 243,626
0 .1
567,000
(1)
Georgia Power Co.,
5.004%,
02/23/2027 571,333
0 .2
360,000
(2)
Jersey Central Power
& Light Co., 4.150%,
01/15/2029 357,759
0 .1
195,000
(2)
Liberty Utilities Co.,
5.577%,
01/31/2029 198,984
0 .1
527,000  National Rural Utilities
Cooperative Finance
Corp., 4.120%,
09/16/2027 526,102
0 .2
188,000  National Rural Utilities
Cooperative Finance
Corp., 5.150%,
06/15/2029 192,073
0 .1
259,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 5.600%,
11/13/2026 261,111
0 .1
180,000  National Rural Utilities
Cooperative Finance
Corp. D, 4.150%,
08/25/2028 179,444
0 .1
231,000
(2)
New York State Electric
& Gas Corp., 5.650%,
08/15/2028 237,076
0 .1
683,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 670,255
0 .2
287,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 272,207
0 .1
492,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 493,890
0 .2
165,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 166,384
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
355,000  NextEra Energy Capital
Holdings, Inc., 5.050%,
03/15/2030 $ 361,751
0 .1
324,000
(2)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 291,563
0 .1
389,000  ONE Gas, Inc., 5.100%,
04/01/2029 397,062
0 .1
492,542  PG&E Wildfire
Recovery Funding
LLC A-1, 3.594%,
06/01/2032 483,421
0 .2
129,000  Pinnacle West Capital
Corp., 5.150%,
05/15/2030 131,026
0.0
562,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 574,575
0 .2
150,000  SCE Recovery
Funding LLC, 4.453%,
03/15/2036 148,621
0.0
155,000  Sempra Energy,
5.400%,
08/01/2026 155,260
0 .1
144,000  Southern Co., 5.500%,
03/15/2029 148,397
0.0
384,000  Southern Co. Gas
Capital Corp., 3.250%,
06/15/2026 383,271
0 .1
580,000  Southern Co. Gas
Capital Corp. A,
4.050%,
09/15/2028 575,849
0 .2
160,000  Southern Power Co. A,
4.250%,
10/01/2030 158,001
0 .1
315,000
(2)
Vistra Operations
Co. LLC, 5.050%,
12/30/2026 316,118
0 .1
171,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 161,530
0 .1
61,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 61,674
0.0
14,532,619
5 .3
Total Corporate Bonds/
Notes
(Cost $119,269,307)
119,793,780
43 .9
ASSET-BACKED SECURITIES : 18 .7%
Automobile Asset-Backed Securities : 6 .5%
289,913  Bridgecrest Lending
Auto Securitization
Trust 2025-2 A2,
4.840%,
01/18/2028 290,117
0 .1
550,000  Carmax Auto Owner
Trust 2025-2 A4,
4.650%,
11/15/2030 555,511
0 .2
750,000  CarMax Auto Owner
Trust 2022-1 B,
1.950%,
09/15/2027 749,282
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
300,000  CarMax Auto Owner
Trust 2026-1 A3,
4.040%,
03/17/2031 $ 299,173
0 .1
566,309
(2)
Chase Auto Owner
Trust 2023-AA A3,
5.680%,
01/25/2029 571,259
0 .2
700,000
(2)
Corporate One Auto
Receivables Trust
2026-1A A3, 4.150%,
03/15/2030 697,130
0 .3
298,294  Drive Auto Receivables
Trust 2024-2 A3,
4.500%,
09/15/2028 298,447
0 .1
326,637  Drive Auto Receivables
Trust 2025-1 A2,
4.870%,
08/15/2028 326,930
0 .1
199,521  Exeter Automobile
Receivables Trust
2025-3A A2, 4.830%,
01/18/2028 199,694
0 .1
285,956  Exeter Automobile
Receivables Trust
2025-4A A2, 4.530%,
03/15/2028 286,178
0 .1
450,000  Exeter Automobile
Receivables Trust
2025-4A A3, 4.390%,
09/17/2029 450,739
0 .2
95,016  Exeter Automobile
Receivables Trust
2025-5A A2, 4.380%,
06/15/2028 95,071
0.0
550,000  Exeter Automobile
Receivables Trust
2026-1A A3, 4.030%,
03/15/2030 548,462
0 .2
350,000  Exeter Automobile
Receivables Trust
2026-2A A3, 4.450%,
05/15/2030 350,564
0 .1
100,000
(2)
First Investors Auto
Owner Trust 2025-1A
A2, 4.310%,
12/15/2028 100,107
0.0
600,000  GM Financial Consumer
Automobile Receivables
Trust 2022-4 B,
5.500%,
08/16/2028 603,269
0 .2
587,124  Harley-Davidson
Motorcycle Trust
2025-A A2A, 4.710%,
07/17/2028 588,364
0 .2
1,450,000  Honda Auto
Receivables Owner
Trust 2025-4 A2A,
4.040%,
06/15/2028 1,451,035
0 .5
750,000
(2)
Hyundai Auto Lease
Securitization Trust
2025-B A3, 4.530%,
04/17/2028 753,179
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
938,135  Nissan Auto
Receivables Owner
Trust 2025-A A2A,
4.500%,
02/15/2028 $ 940,057
0 .3
950,000
(2)
Porsche Financial Auto
Securitization Trust
2023-1A A4, 4.720%,
06/23/2031 953,867
0 .4
650,000
(2)
Porsche Innovative
Lease Owner Trust
2024-1A A4, 4.660%,
02/20/2030 652,845
0 .2
550,126
(2)
Porsche Innovative
Lease Owner Trust
2025-1A A2A, 4.600%,
12/20/2027 551,184
0 .2
471,263  Santander Drive Auto
Receivables Trust
2024-4 A3, 4.850%,
01/16/2029 472,146
0 .2
508,519
(2)
Tesla Auto Lease Trust
2024-B A3, 4.820%,
10/20/2027 509,522
0 .2
800,000  Toyota Auto
Receivables Owner
Trust 2023-A A4,
4.420%,
08/15/2028 803,306
0 .3
550,000
(2)
Toyota Lease Owner
Trust 2025-A A3,
4.750%,
02/22/2028 552,905
0 .2
1,500,000
(2)
Toyota Lease Owner
Trust 2025-B A3,
3.960%,
11/20/2028 1,493,697
0 .5
160,388
(2)
Westlake Automobile
Receivables Trust
2023-3A B, 5.920%,
09/15/2028 160,485
0 .1
750,000
(2)
Westlake Automobile
Receivables Trust
2026-1A A2A, 4.020%,
09/15/2028 749,262
0 .3
700,000
(2)
Westlake Automobile
Receivables Trust
2026-1A A3, 4.010%,
07/16/2029 698,541
0 .3
17,752,328
6 .5
Credit Card Asset-Backed Securities : 0 .6%
1,750,000  Capital One Multi-
Asset Execution Trust
2025-A1 A, 3.820%,
09/15/2030 1,740,724
0 .6
Other Asset-Backed Securities : 10 .5%
1,200,000
(2)(3)
720 East CLO Ltd.
2023-IA A1R, 5.042%,
(TSFR3M + 1.370%),
04/15/2038 1,197,689
0 .4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
900,000
(2)(3)
AB BSL CLO 6 Ltd.
2025-6A A, 5.098%,
(TSFR3M + 1.430%),
07/20/2037 $ 898,231
0 .3
750,000
(2)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 6.687%, (TSFR1M +
3.014%),
11/15/2036 751,253
0 .3
650,000
(2)(3)
Ares LXV CLO Ltd.
2022-65A A1R,
4.788%, (TSFR3M +
1.120%),
07/25/2034 649,513
0 .2
30,824
(2)(3)
Bain Capital Credit CLO
2018-2A A1R, 4.748%,
(TSFR3M + 1.080%),
07/19/2031 30,830
0.0
580,000
(2)(3)
Bain Capital Credit CLO
Ltd. 2020-5A ARR,
4.818%, (TSFR3M +
1.150%),
04/20/2034 580,145
0 .2
1,000,000
(2)(3)
Benefit Street Partners
CLO XXI Ltd. 2020-
21A A1R2, 4.912%,
(TSFR3M + 1.240%),
01/15/2039 999,250
0 .4
350,000
(2)(3)
Carlyle US CLO
Ltd. 2017-3A A1R2,
5.070%, (TSFR3M +
1.400%),
10/21/2037 350,302
0 .1
800,000
(2)(3)
CBAM Ltd. 2017-1A
AR2, 5.058%, (TSFR3M
+ 1.390%),
01/20/2038 801,255
0 .3
1,000,000
(2)(3)
CIFC Funding Ltd.
2021-7A AR, 4.761%,
(TSFR3M + 1.090%),
01/23/2035 998,705
0 .4
600,000
(2)(3)
CIFC Funding Ltd.
2022-4A AR, 4.761%,
(TSFR3M + 1.090%),
07/16/2035 599,168
0 .2
600,000
(2)(3)
CIFC Funding Ltd.
2023-2A AR, 4.792%,
(TSFR3M + 1.130%),
01/21/2037 598,856
0 .2
750,000
(2)(3)
Empower CLO Ltd.
2022-1A A1R, 5.058%,
(TSFR3M + 1.390%),
10/20/2037 750,020
0 .3
850,000
(2)(3)
Empower CLO Ltd.
2025-1A A, 4.978%,
(TSFR3M + 1.310%),
07/20/2038 849,132
0 .3
500,000
(2)(3)
Galaxy XXII CLO
Ltd. 2016-22A AR4,
4.683%, (TSFR3M +
1.020%),
04/16/2034 499,380
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,150,000
(2)(3)
HPS Loan Management
Ltd. 2025-25A A,
5.098%, (TSFR3M +
1.430%),
07/26/2038 $ 1,151,648
0 .4
1,540,000
(2)(3)
Invesco CLO Ltd.
2021-3A A1R, 4.749%,
(TSFR3M + 1.080%),
10/22/2034 1,538,460
0 .6
253,551
(2)
JGWPT XXXIII LLC
2014-3A A, 3.500%,
06/15/2077 229,696
0 .1
400,000  John Deere Owner
Trust 2025 2025-A A4,
4.420%,
02/17/2032 402,542
0 .2
1,300,000
(2)(3)
KKR Clo 33 Ltd. 33A
AR, 4.748%, (TSFR3M
+ 1.080%),
07/20/2034 1,299,350
0 .5
300,000
(2)
Kubota Credit Owner
Trust 2025-2A A4,
4.570%,
11/15/2030 302,762
0 .1
500,000
(2)(3)
Madison Park Funding
XXX Ltd. 2018-30A
A1R, 5.031%, (TSFR3M
+ 1.360%),
07/16/2037 500,439
0 .2
600,000
(2)(3)
Magnetite XXIII
Ltd. 2019-23A AR2,
4.637%, (TSFR3M +
0.990%),
01/25/2035 598,924
0 .2
550,000
(2)(3)
Magnetite XXXI
Ltd. 2021-31A A1R,
4.672%, (TSFR3M +
1.000%),
07/15/2034 548,625
0 .2
500,000
(2)(3)
Market Street CLO Ltd.
I 2025-1A A1, 5.268%,
(TSFR3M + 1.600%),
07/20/2038 500,336
0 .2
1,080,000
(2)(3)
Neuberger Berman
Loan Advisers CLO 26
Ltd. 2017-26A AR2,
5.028%, (TSFR3M +
1.360%),
10/18/2038 1,080,274
0 .4
1,150,000
(2)(3)
Neuberger Berman
Loan Advisers CLO 47
Ltd. 2022-47A AR,
4.757%, (TSFR3M +
1.090%),
04/16/2035 1,149,167
0 .4
1,000,000
(2)(3)
Octagon Investment
Partners 48 Ltd. 2020-
3A A1R2, 5.032%,
(TSFR3M + 1.360%),
01/15/2038 1,000,013
0 .4
1,000,000
(2)(3)
Octagon Investment
Partners 49 Ltd. 2020-
5A ARR, 4.792%,
(TSFR3M + 1.120%),
04/15/2037 993,841
0 .4
193,903
(2)(3)
OZLM XV Ltd. 2016-
15A A1R3, 4.718%,
(TSFR3M + 1.050%),
04/20/2033 194,018
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
600,000
(2)
PFS Financing Corp.
2023-C A, 5.520%,
10/15/2028 $ 604,383
0 .2
1,300,000
(2)(3)
Rad CLO 6 Ltd. 2019-
6A A1R, 5.058%,
(TSFR3M + 1.390%),
10/20/2037 1,301,017
0 .5
800,000
(2)
SoFi Consumer Loan
Program Trust 2025-1
B, 5.120%,
02/27/2034 807,569
0 .3
800,000
(2)(3)
Sound Point CLO XXIII
2019-2A AR, 5.104%,
(TSFR3M + 1.432%),
07/15/2034 799,500
0 .3
850,000
(2)(3)
Sound Point CLO XXIX
Ltd. 2021-1A AR,
4.718%, (TSFR3M +
1.050%),
04/25/2034 849,657
0 .3
21,393
(2)(3)
TCI-Symphony CLO
Ltd. 2017-1A AR,
4.864%, (TSFR3M +
1.192%),
07/15/2030 21,401
0.0
305,577
(2)(3)
Venture 37 CLO Ltd.
2019-37A A1RR,
4.922%, (TSFR3M +
1.250%),
07/15/2032 305,719
0 .1
300,000
(2)
Volvo Financial
Equipment LLC Series
2024-1A A3, 4.290%,
10/16/2028 300,512
0 .1
300,000
(2)
Volvo Financial
Equipment LLC Series
2024-1A A4, 4.290%,
07/15/2031 300,614
0 .1
400,000
(2)
Volvo Financial
Equipment LLC Series
2025-1A A3, 4.460%,
05/15/2029 401,942
0 .1
500,000
(2)(3)
Wellman Park CLO Ltd.
2021-1A AR, 5.022%,
(TSFR3M + 1.350%),
07/15/2037 500,250
0 .2
400,000
(2)(3)
Wind River CLO Ltd.
2024-1A A, 5.268%,
(TSFR3M + 1.600%),
04/20/2037 400,125
0 .1
28,636,513
10 .5
Student Loan Asset-Backed Securities : 1 .1%
138,849
(2)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 134,359
0.0
160,931
(2)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 150,993
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
85,166
(2)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 $ 78,033
0.0
157,863
(2)
Navient Private
Education Refi Loan
Trust 2021-FA A,
1.110%,
02/18/2070 140,909
0.0
704,854
(2)
Navient Private
Education Refi Loan
Trust 2022-BA A,
4.160%,
10/15/2070 689,124
0 .3
970,601
(2)
Navient Private
Education Refi Loan
Trust 2023-A A,
5.510%,
10/15/2071 982,829
0 .4
623,870
(2)
SMB Private Education
Loan Trust 2025-
A A1A, 5.130%,
04/15/2054 628,942
0 .2
211,391
(2)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 189,807
0 .1
2,994,996
1 .1
Total Asset-Backed
Securities
(Cost $51,143,223)
51,124,561
18 .7
COMMERCIAL MORTGAGE-BACKED SECURITIES : 14 .9%
1,000,000
(2)(3)
ACREC LLC 2026-FL4
A, 5.130%, (TSFR1M +
1.450%),
01/18/2043 1,001,896
0 .4
1,000,000
(2)(3)
ACRES Commercial
Realty Issuer LLC
2026-FL4 A, 5.110%,
(TSFR1M + 1.450%),
08/18/2044 1,001,685
0 .4
1,000,000
(2)(3)
Arbor Realty
Commercial Real Estate
Notes LLC 2025-FL1
A, 5.029%, (TSFR1M +
1.354%),
01/20/2043 998,630
0 .4
1,000,000
(2)(3)
Arbor Realty
Commercial Real Estate
Notes LLC 2026-FL1
A, 5.170%, (TSFR1M +
1.500%),
09/20/2043 1,001,961
0 .4
1,000,000
(2)(3)
AREIT Ltd. 2025-
CRE10 A, 5.066%,
(TSFR1M + 1.388%),
12/17/2029 999,967
0 .4
1,000,000
(2)(3)
ARES1 2024-IND2 A,
5.116%, (TSFR1M +
1.443%),
10/15/2034 1,001,161
0 .4
834,297
(2)(3)
BFLD Mortgage
Trust 2024-WRHS A,
5.165%, (TSFR1M +
1.492%),
07/15/2039 835,255
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,713,312
(2)(3)
BLP Commercial
Mortgage Trust 2024-
IND2 B, 5.364%,
(TSFR1M + 1.692%),
03/15/2041 $ 1,714,284
0 .6
1,250,000
(3)
BMO Mortgage Trust
2024-5C6 B, 6.086%,
09/15/2057 1,270,795
0 .5
1,000,000
(2)(3)
BSPRT Issuer LLC
2025-FL12 A, 5.064%,
(TSFR1M + 1.386%),
01/17/2043 999,715
0 .4
865,385
(2)(3)
BX 2024-PALM A,
5.214%, (TSFR1M +
1.541%),
06/15/2037 865,834
0 .3
896,464
(2)(3)
BX Commercial
Mortgage Trust 2021-
ACNT B, 5.037%,
(TSFR1M + 1.364%),
11/15/2038 896,104
0 .3
1,198,975
(2)(3)
BX Commercial
Mortgage Trust 2024-
AIR2 B, 5.465%,
(TSFR1M + 1.792%),
10/15/2041 1,201,789
0 .4
778,260
(2)(3)
BX Trust 2025-LUNR
B, 5.523%, (TSFR1M +
1.850%),
06/15/2040 779,124
0 .3
500,000
(2)(3)
BX Trust 2025-VOLT
B, 5.773%, (TSFR1M +
2.100%),
12/15/2044 497,393
0 .2
1,740,985
(2)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS B, 5.765%,
(TSFR1M + 2.092%),
03/15/2035 1,741,360
0 .6
328,853
(2)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS C, 6.064%,
(TSFR1M + 2.391%),
03/15/2035 328,946
0 .1
1,500,000
(2)(3)
CSTL Commercial
Mortgage Trust 2024-
GATE B, 5.052%,
11/10/2041 1,499,374
0 .5
1,500,000
(2)
ELM Trust 2024-
ELM B15, 5.596%,
06/10/2039 1,504,282
0 .5
1,000,000
(2)(3)
Extended Stay America
Trust 2025-ESH B,
5.273%, (TSFR1M +
1.600%),
10/15/2042 1,002,827
0 .4
990,679
(2)(3)
Extended Stay America
Trust 2026-ESH2 B,
5.073%, (TSFR1M +
1.400%),
02/15/2043 993,074
0 .4
700,000
(2)(3)
FS Trust 2026-HULA
B, 5.328%, (TSFR1M +
1.650%),
03/15/2041 699,966
0 .2
30,036  Ginnie Mae 2017-86
AB, 2.300%,
11/16/2051 29,641
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000
(2)
ICNQ Mortgage Trust
2024-MF A, 5.778%,
12/10/2034 $ 513,393
0 .2
1,500,000
(2)(3)
ILPT Commercial
Mortgage Trust 2025-
LPF2 A, 5.292%,
07/13/2042 1,521,340
0 .6
1,300,000
(2)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH B, 5.127%,
(TSFR1M + 1.454%),
06/15/2038 1,204,056
0 .4
934,375
(2)(3)
KRE Commercial
Mortgage Trust 2025-
AIP4 A, 4.973%,
(TSFR1M + 1.300%),
03/15/2042 932,037
0 .3
500,000
(2)(3)
LoanCore Issuer LLC
2025-CRE9 A, 5.130%,
(TSFR1M + 1.450%),
08/18/2042 500,468
0 .2
2,000,000
(2)(3)
LSTR Trust 2026-HTL6
A, 5.173%, (TSFR1M +
1.500%),
12/15/2040 1,995,168
0 .7
1,000,000
(2)(3)
MAD Commercial
Mortgage Trust 2025-
11MD A, 4.437%,
10/15/2042 996,460
0 .4
46,694
(2)(3)
MHP 2022-MHIL B,
4.787%, (TSFR1M +
1.114%),
01/15/2039 46,688
0.0
1,250,000
(2)(3)
MHP Commercial
Mortgage Trust 2025-
MHIL2 B, 5.473%,
(TSFR1M + 1.800%),
09/15/2040 1,245,870
0 .4
1,810,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C22 AS,
3.561%,
04/15/2048 1,750,976
0 .6
500,000
(2)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.077%,
(TSFR1M + 1.397%),
03/15/2039 499,856
0 .2
1,000,000
(2)(3)
NXPT Commercial
Mortgage Trust 2024-
STOR A, 4.312%,
11/05/2041 984,142
0 .4
1,200,000
(2)(3)
ONNI Commercial
Mortgage Trust 2024-
APT A, 5.196%,
07/15/2039 1,215,720
0 .4
1,000,000
(2)(3)
PRM Trust 2025-PRM6
A, 4.480%,
07/05/2033 992,769
0 .4
500,000
(2)(3)
SCG Commercial
Mortgage Trust 2025-
FLWR A, 4.923%,
(TSFR1M + 1.250%),
08/15/2042 499,695
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(2)(3)
STWD LLC 2025-FL4
A, 5.127%, (TSFR1M +
1.450%),
11/19/2042 $ 1,002,167
0 .4
583,554
(2)
THPT Mortgage Trust
2023-THL A, 6.996%,
12/10/2034 587,907
0 .2
1,000,000
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-B33RP A,
5.023%, (TSFR1M +
1.350%),
08/15/2042 1,000,095
0 .4
218,686
(2)(3)
WMRK Commercial
Mortgage Trust 2022-
WMRK A, 6.462%,
(TSFR1M + 2.789%),
11/15/2027 219,196
0 .1
Total Commercial
Mortgage-Backed
Securities
(Cost $40,462,956)
40,573,066
14 .9
COLLATERALIZED MORTGAGE OBLIGATIONS : 12 .7%
520,846
(3)
Fannie Mae REMIC
Trust 2006-43 FJ,
4.186%, (SOFR30A +
0.524%),
06/25/2036 518,179
0 .2
196,697
(3)
Fannie Mae REMIC
Trust 2007-14 PF,
3.966%, (SOFR30A +
0.304%),
03/25/2037 193,802
0 .1
728,739
(3)
Fannie Mae REMIC
Trust 2007-75 AF,
4.046%, (SOFR30A +
0.384%),
08/25/2037 720,397
0 .3
117,025
(3)
Fannie Mae REMIC
Trust 2010-123 FL,
4.206%, (SOFR30A +
0.544%),
11/25/2040 116,312
0.0
255,862
(3)
Fannie Mae REMIC
Trust 2010-136 FG,
4.276%, (SOFR30A +
0.614%),
12/25/2030 256,323
0 .1
705,334
(3)
Fannie Mae REMIC
Trust 2011-51 FM,
4.426%, (SOFR30A +
0.764%),
06/25/2041 704,457
0 .3
13,154
(3)
Fannie Mae REMIC
Trust 2011-68 F,
4.046%, (SOFR30A +
0.384%),
07/25/2031 13,148
0.0
44,958
(3)
Fannie Mae REMIC
Trust 2011-96 FN,
4.276%, (SOFR30A +
0.614%),
10/25/2041 44,751
0.0
191,175
(3)
Fannie Mae REMIC
Trust 2013-34 PF,
4.126%, (SOFR30A +
0.464%),
08/25/2042 189,953
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,037,644
(3)
Fannie Mae REMIC
Trust 2024-103 FH,
4.912%, (SOFR30A +
1.250%),
01/25/2055 $ 3,055,251
1 .1
346,577
(3)
Fannie Mae REMIC
Trust 2024-103 FM,
5.162%, (SOFR30A +
1.500%),
01/25/2055 350,093
0 .1
2,966,961
(3)
Fannie Mae REMIC
Trust 2024-15 FD,
5.012%, (SOFR30A +
1.350%),
04/25/2054 2,988,683
1 .1
382,762
(3)
Fannie Mae REMIC
Trust 2024-86 FA,
5.112%, (SOFR30A +
1.450%),
12/25/2054 386,602
0 .1
2,513,831
(3)
Fannie Mae REMIC
Trust 2024-88 DF,
4.912%, (SOFR30A +
1.250%),
12/25/2054 2,529,228
0 .9
12,063
(2)(3)
Flagstar Mortgage Trust
2017-2 A3, 3.500%,
10/25/2047 11,000
0.0
203,151
(2)(3)
Flagstar Mortgage Trust
2020-2 A2, 3.000%,
08/25/2050 177,596
0 .1
1,238,659
(3)
Freddie Mac REMIC
Trust 3119 PF,
4.087%, (SOFR30A +
0.414%),
02/15/2036 1,228,163
0 .5
781,062
(3)
Freddie Mac REMIC
Trust 3153 UF,
4.217%, (SOFR30A +
0.544%),
05/15/2036 776,902
0 .3
288,518
(3)
Freddie Mac REMIC
Trust 3626 FA,
4.437%, (SOFR30A +
0.764%),
05/15/2036 288,972
0 .1
170,748
(3)
Freddie Mac REMIC
Trust 4508 CF,
4.187%, (SOFR30A +
0.514%),
09/15/2045 169,429
0 .1
184,856
(3)
Freddie Mac REMIC
Trust 4879 DF,
4.187%, (SOFR30A +
0.514%),
08/15/2034 183,754
0 .1
4,072,246
(3)
Freddie Mac REMIC
Trust 5410 DF,
5.112%, (SOFR30A +
1.450%),
05/25/2054 4,122,019
1 .5
1,469,947
(3)
Freddie Mac REMIC
Trust 5472 FE,
5.012%, (SOFR30A +
1.350%),
11/25/2054 1,481,623
0 .5
658,605
(3)
Freddie Mac REMIC
Trust 5481 FA,
5.062%, (SOFR30A +
1.400%),
12/25/2054 663,947
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
348,890
(3)
Freddie Mac REMIC
Trust 5483 FD,
4.962%, (SOFR30A +
1.300%),
12/25/2054 $ 351,200
0 .1
1,769,583
(3)
Freddie Mac REMIC
Trust 5507 FG,
5.062%, (SOFR30A +
1.400%),
02/25/2055 1,785,868
0 .7
907,252
(3)
Freddie Mac REMIC
Trust 5609 F, 4.712%,
(SOFR30A + 1.050%),
12/25/2055 906,259
0 .3
278,222
(3)
Ginnie Mae 2012-H11
FA, 4.483%, (TSFR1M
+ 0.814%),
02/20/2062 279,070
0 .1
48,621
(3)
Ginnie Mae 2014-H05
FB, 4.383%, (TSFR1M
+ 0.714%),
12/20/2063 48,693
0.0
472,514
(3)
Ginnie Mae 2015-H30
FE, 4.383%, (TSFR1M
+ 0.714%),
11/20/2065 473,088
0 .2
376,415
(3)
Ginnie Mae 2016-H06
FD, 4.703%, (TSFR1M
+ 1.034%),
07/20/2065 378,574
0 .1
304,439
(3)
Ginnie Mae 2016-H16
FE, 5.161%, (TSFR12M
+ 1.095%),
06/20/2066 307,376
0 .1
98,869
(3)
Ginnie Mae 2017-H09
FG, 4.253%, (TSFR1M
+ 0.584%),
03/20/2067 98,847
0.0
698,533
(3)
Ginnie Mae 2020-H09
NF, 5.033%, (TSFR1M
+ 1.364%),
04/20/2070 708,250
0 .3
2,203,705
(3)
Ginnie Mae 2020-H13
FC, 4.233%, (TSFR1M
+ 0.564%),
07/20/2070 2,188,098
0 .8
527,491  Ginnie Mae 2023-
86 DA, 5.500%,
08/20/2050 529,324
0 .2
354,404
(3)
Ginnie Mae 2024-64
UF, 4.923%, (SOFR30A
+ 1.250%),
04/20/2054 356,272
0 .1
262,173
(3)
Ginnie Mae 2025-89
FB, 5.123%, (SOFR30A
+ 1.450%),
05/20/2055 264,734
0 .1
525,066
(3)
Ginnie Mae 2025-89
FG, 5.073%, (SOFR30A
+ 1.400%),
05/20/2055 529,677
0 .2
5,058
(2)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 A1, 3.500%,
03/25/2050 4,768
0.0
128,683
(2)(3)
JP Morgan Mortgage
Trust 2019-INV3 A3,
3.500%,
05/25/2050 116,789
0.0
841,239
(2)(3)
JP Morgan Mortgage
Trust Series 2024-8
A3, 5.500%,
01/25/2055 837,696
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
256,136
(2)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-2 A9,
2.500%,
05/25/2051 $ 211,664
0 .1
1,330,768
(2)(3)
OBX Trust 2023-J1 A3,
4.500%,
01/25/2053 1,296,737
0 .5
590,192
(2)(3)
OBX Trust 2026-J1 AF,
5.012%, (SOFR30A +
1.350%),
02/25/2056 590,504
0 .2
471,099
(2)(3)
Rate Mortgage Trust
2021-HB1 A31,
2.500%,
12/25/2051 389,010
0 .1
515,910  Seasoned Credit Risk
Transfer Trust Series
2018-2 MA, 3.500%,
11/25/2057 505,128
0 .2
114,469
(2)(3)
Sequoia Mortgage Trust
2014-4 B3, 3.895%,
11/25/2044 111,201
0.0
29,268
(2)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 27,339
0.0
57,782
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.373%,
06/25/2034 56,731
0.0
146,764
(2)(3)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 A17, 3.000%,
12/25/2049 128,049
0 .1
Total Collateralized
Mortgage Obligations
(Cost $34,641,355)
34,651,530
12 .7
U.S. TREASURY OBLIGATIONS : 8 .6%
United States Treasury Notes : 8 .6%
189,400
1.250
%,
11/30/2026 186,314
0 .1
107,900
1.500
%,
01/31/2027 105,944
0.0
128,900
1.500
%,
11/30/2028 121,395
0.0
1,295,800
3.375
%,
09/15/2027 1,287,473
0 .5
80,000
3.500
%,
10/31/2027 79,584
0.0
5,667,300
3.500
%,
03/15/2029 5,617,490
2 .1
4,290,900
3.875
%,
03/31/2028 4,297,437
1 .6
200,000
3.875
%,
03/31/2031 199,367
0 .1
9,607,200
(1)
4.000
%,
01/15/2027 9,626,895
3 .5
15,000
4.125
%,
02/15/2036 14,767
0.0
1,835,200
4.250
%,
03/31/2033 1,847,960
0 .7
69,000
(1)
4.375
%,
12/15/2026 69,301
0.0
23,453,927
8 .6
Total U.S. Treasury
Obligations
(Cost $23,467,937)
23,453,927
8 .6
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.0%
Uniform Mortgage-Backed Securities : 0.0%
2,973
6.500
%,
10/01/2032 3,075
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
2,633
7.000
%,
10/01/2032 $ 2,765
0.0
5,840
0.0
Total U.S. Government
Agency Obligations
(Cost $5,690)
5,840
0.0
Total Long-Term
Investments
(Cost $268,990,468)
269,602,704
98 .8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5 .5%
Repurchase Agreements : 3 .8%
2,810,148
(4)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%,
due 04/01/2026
(Repurchase
Amount $2,810,432,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market Value
plus accrued interest
$2,866,351, due
11/30/27-10/20/75)
2,810,148
1 .0
2,810,148
(4)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $2,810,431,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $2,866,351, due
05/12/27-02/20/66)
2,810,148
1 .1
1,156,556
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $1,156,672,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.360%-
6.500%, Market Value
plus accrued interest
$1,179,687, due
05/01/28-12/01/55)
1,156,556
0 .4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
751,450
(4)
National Bank Financial
Inc., Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase Amount
$751,526, collateralized
by various U.S.
Government Securities,
0.000%-4.625%, Market
Value plus accrued
interest $766,479, due
04/01/26)
$ 751,450
0 .3
2,810,148
(4)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $2,810,430,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$2,866,351, due
05/05/26-01/15/66)
2,810,148
1 .0
Total Repurchase
Agreements
(Cost $10,338,450)
10,338,450
3 .8
Time Deposits : 0 .8%
280,000
(4)
Canadian Imperial Bank
of Commerce,
3.630
%,
04/01/2026 280,000
0 .1
270,000
(4)
Cooperatieve
Rabobank UA,
3.620
%,
04/01/2026 270,000
0 .1
200,000
(4)
DZ Bank AG,
3.610
%,
04/01/2026 200,000
0 .1
280,000
(4)
Landesbank
Hessen Thueringen
Girozentrale,
3.640
%,
04/01/2026 280,000
0 .1
290,000
(4)
Mizuho Bank Ltd.,
3.640
%,
04/01/2026 290,000
0 .1
290,000
(4)
Royal Bank of Canada,
3.700
%,
04/01/2026 290,000
0 .1
270,000
(4)
Societe Generale S.A.,
3.620
%,
04/01/2026 270,000
0 .1
290,000
(4)
Toronto-Dominion Bank,
3.640
%,
04/01/2026 290,000
0 .1
Total Time Deposits
(Cost $2,170,000)
2,170,000
0 .8
Commercial Paper : 0 .8%
2,000,000  Duke Energy Corp.,
4.060
%,
05/01/2026 1,993,127
0 .7

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
250,000
Entergy Corp.,
4.100
%,
04/21/2026 $ 249,412
0 .1
Total Commercial Paper
(Cost $2,243,027)
2,242,539
0 .8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0 .1%
195,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $195,000) $ 195,000 0 .1
Total Short-Term
Investments
(Cost $14,946,477)
14,945,989
5 .5
Total Investments in
Securities
(Cost $283,936,945) $ 284,548,693 104 .3
Liabilities in Excess of
Other Assets
(11,658,567) ( 4 .3 )
Net Assets $ 272,890,126 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Variable rate security. Rate shown is the rate in effect as of March
31, 2026.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2026.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR12M 12-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 119,793,780 $ — $ 119,793,780
Asset-Backed Securities — 51,124,561 — 51,124,561
Commercial Mortgage-Backed Securities — 40,573,066 — 40,573,066
Collateralized Mortgage Obligations — 34,651,530 — 34,651,530
U.S. Treasury Obligations — 23,453,927 — 23,453,927
U.S. Government Agency Obligations — 5,840 — 5,840
Short-Term Investments 195,000 14,750,989 — 14,945,989
Total Investments, at fair value $ 195,000 $ 284,353,693 $ — $ 284,548,693
Other Financial Instruments+
Futures 179,373 — — 179,373
Total Assets $ 374,373 $ 284,353,693 $ — $ 284,728,066
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (33,470) $ — $ (33,470)
Futures (873,350) — — (873,350)
Written Options — (34,921) — (34,921)
Total Liabilities $ (873,350) $ (68,391) $ — $ (941,741)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 754 06/30/26 $ 156,413,766 $ (854,692)
$ 156,413,766 $ (854,692)
Short Contracts:
U.S. Treasury 5-Year Note (100) 06/30/26 (10,817,969) 113,799
U.S. Treasury 10-Year Note (31) 06/18/26 (3,442,453) (18,658)
U.S. Treasury Long Bond (16) 06/18/26 (1,822,000) 32,170
U.S. Treasury Ultra 10-Year Note (15) 06/18/26 (1,702,734) 30,125
U.S. Treasury Ultra Long Bond (1) 06/18/26 (116,563) 3,279
$ (17,901,719) $ 160,715
At March 31, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Limited Maturity Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Secured Overnight Financing Rate Annual 3 .490 % Annual 02/02/27 USD 17,300,000 $ (33,470) $ (33,470)
$ (33,470) $ (33,470)

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
At March 31, 2026, the following OTC written credit default swaptions were outstanding for Voya Limited Maturity Bond Portfolio:
Description Counterparty Reference Entity
Exercise
Rate
(Pay)/
Receive
Fixed
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap Citibank N.A.
CDX North American
Investment Grade Index
Series, 45, Version 1 60 .00% 1 .000 % Quarterly 05/20/26 USD 14,034,000 $ 26,103 $ (34,921)
$ 26,103 $ (34,921)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,331,593
Gross Unrealized Depreciation (719,845)
Net Unrealized Appreciation $ 611,748